GOODWILL (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2014
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 5,651	$ 5,931
Florence Copper project [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired			100.00%
Increase/decrease in goodwill as result of foreign currency translation	(280)	469
Goodwill	$ 5,651	$ 5,931